Financial instruments (Details 4) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
US Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 25,921	₨ 47,156
US Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	2,653	3,656
US Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	5,305	7,311
US Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	6,139	12,063
US Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	11,824	24,126
Russian Roubles [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	8,832	6,651
Russian Roubles [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	460	437
Russian Roubles [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	1,513	874
Russian Roubles [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	3,528	1,748
Russian Roubles [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	3,331	3,593
Australian Dollars [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	252	555
Australian Dollars [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	10	46
Australian Dollars [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	60	92
Australian Dollars [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	48	139
Australian Dollars [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	134	277
South African Rands [Member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	635	728
South African Rands [Member] | Not later than one month [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	41	61
South African Rands [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	98	121
South African Rands [Member] | Later than three months and not later than six months [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	146	182
South African Rands [Member] | Later than six months and not later than one year [member]
Disclosure of detailed information about hedged items [line items]
Forecast cash flows classified as cash flow hedges	₨ 350	₨ 364